American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2020
unaudited
Bonds, notes & other debt instruments 92.12% Corporate bonds, notes & loans 84.42% Financials 14.20%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$200	$200
ACE INA Holdings Inc. 2.875% 2022	1,205	1,259
ACE INA Holdings Inc. 3.35% 2026	675	772
Allstate Corp. 3.85% 2049	1,000	1,202
American International Group, Inc. 2.50% 2025	1,500	1,606
American International Group, Inc. 3.90% 2026	300	343
American International Group, Inc. 3.40% 2030	2,110	2,340
American International Group, Inc. 4.80% 2045	100	122
American International Group, Inc. 4.375% 2050	2,140	2,531
AON Corp. 2.20% 2022	2,126	2,204
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	4,630	4,694
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	19,015	19,227
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	6,207	6,549
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	500	533
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	2,553
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	4,970	6,210
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[1,2]	1,025	1,137
Berkshire Hathaway Finance Corp. 4.20% 2048	813	1,042
Berkshire Hathaway Finance Corp. 4.25% 2049	300	389
Berkshire Hathaway Inc. 3.125% 2026	1,350	1,513
Berkshire Hathaway Inc. 4.50% 2043	125	169
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[1]	2,000	2,041
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	16,098	17,033
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)[1,2]	1,375	1,511
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1]	1,000	1,099
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,287
Crédit Agricole SA 3.25% 2024[2]	600	654
Crédit Agricole SA 4.375% 2025[2]	200	223
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	350	362
Credit Suisse AG (New York Branch) 2.95% 2025	1,275	1,402
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	679
Credit Suisse Group AG 3.80% 2023	425	459
Credit Suisse Group AG 4.194% 2031[2]	12,918	15,094
Danske Bank AS 2.70% 2022[2]	200	206
Five Corners Funding Trust II 2.85% 2030[2]	1,000	1,070
GE Capital Funding, LLC 4.05% 2027[2]	1,500	1,591
GE Capital Funding, LLC 4.40% 2030[2]	1,438	1,517
Goldman Sachs Group, Inc. 5.25% 2021	680	710
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.45% 2026[3]	425	430
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,272
Goldman Sachs Group, Inc. 3.80% 2030	1,210	1,412
Groupe BPCE SA 5.70% 2023[2]	200	225
Groupe BPCE SA 4.625% 2024[2]	200	221
American Funds Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.15% 2024[2]	$620	$698
Groupe BPCE SA 4.50% 2025[2]	200	223
Hartford Financial Services Group, Inc. 2.80% 2029	1,770	1,913
Hartford Financial Services Group, Inc. 3.60% 2049	300	337
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[1]	6,000	6,051
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,565	5,194
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	5,400	5,467
HSBC Holdings PLC 2.848% 2031	7,041	7,405
Intercontinental Exchange, Inc. 3.00% 2060	2,985	3,102
Intesa Sanpaolo SpA 3.25% 2024[2]	700	742
Intesa Sanpaolo SpA 3.875% 2028[2]	657	696
Intesa Sanpaolo SpA 4.00% 2029[2]	400	437
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,908	3,071
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	7,734	8,295
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,861	2,009
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[1]	3,710	4,083
Lloyds Banking Group PLC 3.75% 2027	213	240
Lloyds Banking Group PLC 4.375% 2028	590	699
Lloyds Banking Group PLC 4.55% 2028	200	240
Marsh & McLennan Companies, Inc. 4.375% 2029	480	584
Marsh & McLennan Companies, Inc. 2.25% 2030	500	526
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,196
MetLife, Inc. 4.55% 2030	2,670	3,366
MetLife, Inc. 4.60% 2046	100	131
Metropolitan Life Global Funding I 2.50% 2020[2]	150	151
Metropolitan Life Global Funding I 1.95% 2021[2]	850	865
Metropolitan Life Global Funding I 2.40% 2021[2]	250	252
Metropolitan Life Global Funding I 3.45% 2021[2]	150	155
Metropolitan Life Global Funding I 2.40% 2022[2]	480	497
Metropolitan Life Global Funding I 1.95% 2023[2]	3,200	3,314
Metropolitan Life Global Funding I 3.60% 2024[2]	400	440
Metropolitan Life Global Funding I 0.95% 2025[2]	5,728	5,812
Metropolitan Life Global Funding I 3.45% 2026[2]	150	173
Metropolitan Life Global Funding I 3.00% 2027[2]	200	223
Metropolitan Life Global Funding I 3.05% 2029[2]	750	853
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,434
Morgan Stanley 3.70% 2024	1,260	1,407
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	529	557
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/29)[1,2]	400	459
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	547
New York Life Global Funding 1.70% 2021[2]	900	914
New York Life Global Funding 2.00% 2021[2]	800	808
New York Life Global Funding 2.30% 2022[2]	1,150	1,192
New York Life Global Funding 0.95% 2025[2]	6,592	6,674
New York Life Global Funding 3.00% 2028[2]	100	112
New York Life Global Funding 1.20% 2030[2]	4,535	4,442
New York Life Insurance Company 3.75% 2050[2]	451	512
Nuveen, LLC 4.00% 2028[2]	220	263
PNC Financial Services Group, Inc. 2.20% 2024	1,000	1,066
PNC Financial Services Group, Inc. 2.55% 2030	1,000	1,087
Principal Financial Group, Inc. 4.111% 2028[2]	250	284
Progressive Corp. 4.00% 2029	250	300
Progressive Corp. 3.20% 2030	1,060	1,222
American Funds Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.905% 2047	$350	$397
Prudential Financial, Inc. 4.35% 2050	250	303
Prudential Financial, Inc. 3.70% 2051	1,225	1,366
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	578
Rabobank Nederland 4.375% 2025	500	571
Royal Bank of Canada 1.15% 2025	969	987
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	800	857
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	1,250	1,470
Toronto-Dominion Bank 2.65% 2024	500	538
Travelers Companies, Inc. 4.00% 2047	105	131
Travelers Companies, Inc. 4.05% 2048	100	124
Travelers Companies, Inc. 4.10% 2049	380	476
Travelers Companies, Inc. 2.55% 2050	603	598
U.S. Bank NA 2.05% 2020	1,650	1,652
U.S. Bank NA 3.00% 2021	1,334	1,346
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	2,600	2,625
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	775	861
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	1,285	1,381
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	200	207
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	2,118	2,210
Wells Fargo & Company 3.00% 2026	8,157	8,952
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[1]	1,351	1,480
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	2,805	3,018
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	5,888	6,184
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[1]	3,395	3,599
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	5,378	5,570
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,128	2,407
Willis North America Inc. 2.95% 2029	913	990
Willis North America Inc. 3.875% 2049	500	577
		255,268
Utilities 13.48%
AEP Transmission Co. LLC 3.80% 2049	200	240
AEP Transmission Co. LLC 3.65% 2050	450	537
Alliant Energy Finance LLC 4.25% 2028[2]	377	440
Ameren Corp. 2.50% 2024	242	259
Ameren Corp. 3.50% 2031	2,695	3,094
American Electric Power Co., Inc. 3.65% 2021	1,600	1,666
American Electric Power Co., Inc. 2.30% 2030	2,500	2,572
Avangrid, Inc. 3.20% 2025	1,950	2,155
Berkshire Hathaway Energy Co. 4.25% 2050[2]	25	32
CenterPoint Energy, Inc. 3.85% 2024	780	857
CenterPoint Energy, Inc. 2.95% 2030	3,350	3,691
CenterPoint Energy, Inc. 2.90% 2050	775	829
CMS Energy Corp. 3.45% 2027	750	843
CMS Energy Corp. 4.875% 2044	375	500
Colbun SA 3.95% 2027[2]	400	449
Comisión Federal de Electricidad 4.75% 2027[2]	500	540
Connecticut Light and Power Co. 3.20% 2027	1,125	1,261
Consolidated Edison Company of New York, Inc. 3.95% 2050	975	1,167
American Funds Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.80% 2028	$81	$96
Consumers Energy Co. 3.10% 2050	2,643	2,904
Dominion Resources, Inc. 3.375% 2030	1,000	1,137
Dominion Resources, Inc., junior subordinated, 3.071% 2024	1,000	1,086
Duke Energy Corp. 3.40% 2029	879	996
Duke Energy Florida, LLC 2.50% 2029	500	548
Duke Energy Ohio, Inc. 2.125% 2030	900	953
Duke Energy Progress, LLC 2.50% 2050	3,000	2,957
Edison International 3.55% 2024	1,821	1,942
Edison International 4.95% 2025	1,330	1,465
Edison International 5.75% 2027	2,468	2,809
Edison International 4.125% 2028	7,482	7,814
EDP Finance BV 5.25% 2021[2]	400	407
EDP Finance BV 3.625% 2024[2]	200	218
Electricité de France SA 4.95% 2045[2]	200	246
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,567	1,758
Empresa Nacional de Electricidad SA 4.25% 2024	150	165
Enel Chile SA 4.875% 2028	145	175
Enel Finance International SA 3.50% 2028[2]	400	445
Enel Finance International SA 4.75% 2047[2]	222	279
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,176
Entergy Corp. 0.90% 2025	4,215	4,218
Entergy Corp. 2.95% 2026	835	929
Entergy Corp. 2.80% 2030	2,113	2,303
Entergy Corp. 3.75% 2050	1,890	2,182
Entergy Louisiana, LLC 2.90% 2051	500	529
Evergy Metro, Inc. 2.25% 2030	1,525	1,627
Eversource Energy 0.80% 2025	2,851	2,856
Eversource Energy 1.65% 2030	3,900	3,894
Exelon Corp. 4.70% 2050	200	258
FirstEnergy Corp. 2.05% 2025	275	281
FirstEnergy Corp. 1.60% 2026	4,825	4,786
FirstEnergy Corp. 3.90% 2027	9,425	10,349
FirstEnergy Corp. 3.50% 2028[2]	1,000	1,091
FirstEnergy Corp. 2.25% 2030	4,361	4,344
FirstEnergy Corp. 2.65% 2030	11,598	11,950
FirstEnergy Corp. 3.40% 2050	325	329
Florida Power & Light Co. 2.85% 2025	3,484	3,838
Florida Power & Light Co. 3.15% 2049	120	136
Gulf Power Co. 3.30% 2027	1,000	1,129
Interstate Power and Light Co. 2.30% 2030	1,000	1,050
IPALCO Enterprises, Inc. 3.70% 2024	400	433
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,265
Metropolitan Edison Co. 4.30% 2029[2]	200	236
Mississippi Power Co. 3.95% 2028	604	692
Mississippi Power Co. 4.25% 2042	1,450	1,722
National Grid PLC 3.15% 2027[2]	265	295
New York State Electric & Gas Corp. 3.25% 2026[2]	100	113
NextEra Energy Capital Holdings, Inc. 2.25% 2030	6,171	6,475
Niagara Mohawk Power Corp. 3.508% 2024[2]	300	330
Northern States Power Co. 2.60% 2051	245	250
Pacific Gas and Electric Co. 3.25% 2023	1,000	1,041
Pacific Gas and Electric Co. 2.95% 2026	5,457	5,578
American Funds Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.15% 2026	$2,500	$2,592
Pacific Gas and Electric Co. 2.10% 2027	6,765	6,613
Pacific Gas and Electric Co. 3.30% 2027	6,000	6,180
Pacific Gas and Electric Co. 3.30% 2027	3,060	3,137
Pacific Gas and Electric Co. 3.75% 2028	201	210
Pacific Gas and Electric Co. 4.65% 2028	8,742	9,700
Pacific Gas and Electric Co. 4.55% 2030	1,000	1,107
Pacific Gas and Electric Co. 2.50% 2031	6,244	6,081
Pacific Gas and Electric Co. 3.30% 2040	3,011	2,853
Pacific Gas and Electric Co. 3.75% 2042	500	478
Pacific Gas and Electric Co. 3.50% 2050	3,055	2,864
PacifiCorp. 3.30% 2051	450	511
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,170
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,425	1,581
Peco Energy Co. 2.80% 2050	1,800	1,897
Progress Energy, Inc. 7.00% 2031	525	748
Public Service Company of Colorado 1.90% 2031	1,437	1,508
Public Service Company of Colorado 3.80% 2047	2,364	2,900
Public Service Company of Colorado 2.70% 2051	795	815
Public Service Electric and Gas Co. 3.65% 2028	2,000	2,350
Public Service Electric and Gas Co. 2.45% 2030	4,110	4,500
Public Service Electric and Gas Co. 2.05% 2050	4,065	3,723
Public Service Enterprise Group Inc. 2.25% 2026	2,000	2,161
Public Service Enterprise Group Inc. 1.60% 2030	4,000	3,973
Puget Energy, Inc. 5.625% 2022	925	985
Puget Energy, Inc. 3.65% 2025	275	295
San Diego Gas & Electric Co. 6.125% 2037	1,650	2,255
San Diego Gas & Electric Co. 4.50% 2040	846	1,056
San Diego Gas & Electric Co. 3.75% 2047	692	818
San Diego Gas & Electric Co. 4.10% 2049	949	1,165
San Diego Gas & Electric Co. 3.32% 2050	2,550	2,839
Southern California Edison Co. 2.90% 2021	5,000	5,061
Southern California Edison Co. 3.70% 2025	912	1,016
Southern California Edison Co. 2.25% 2030	8,128	8,274
Southern California Edison Co. 4.00% 2047	855	932
Southern California Edison Co. 4.125% 2048	1,561	1,731
Southern California Edison Co. 3.65% 2050	2,474	2,636
Southern California Edison Co., Series C, 3.60% 2045	956	988
Southern California Gas Co. 2.55% 2030	1,300	1,420
Virginia Electric and Power Co. 4.00% 2046	1,748	2,182
Virginia Electric and Power Co., Series B, 3.80% 2047	500	613
Xcel Energy Inc. 3.35% 2026	5,712	6,493
Xcel Energy Inc. 2.60% 2029	1,300	1,407
Xcel Energy Inc. 6.50% 2036	1,712	2,522
Xcel Energy Inc. 3.50% 2049	650	736
		242,293
Energy 10.43%
Baker Hughes, a GE Co. 4.486% 2030	1,252	1,467
BP Capital Markets America Inc. 1.749% 2030	2,571	2,553
BP Capital Markets America Inc. 3.633% 2030	630	725
BP Capital Markets America Inc. 2.772% 2050	593	561
BP Capital Markets PLC 3.79% 2024	1,600	1,758
BP Capital Markets PLC 3.41% 2026	1,750	1,964
American Funds Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 3.00% 2050	$141	$139
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,558
Canadian Natural Resources Ltd. 2.05% 2025	3,497	3,588
Canadian Natural Resources Ltd. 3.85% 2027	5,425	5,883
Canadian Natural Resources Ltd. 2.95% 2030	1,389	1,422
Cheniere Energy, Inc. 3.70% 2029[2]	8,148	8,606
Chevron Corp. 1.554% 2025	680	708
Chevron Corp. 2.954% 2026	760	847
Chevron Corp. 1.995% 2027	165	175
Chevron Corp. 2.236% 2030	2,477	2,643
Chevron Corp. 2.978% 2040	389	420
Chevron Corp. 3.078% 2050	631	683
Chevron USA Inc. 0.687% 2025	23,680	23,709
Chevron USA Inc. 1.018% 2027	16,820	16,788
Chevron USA Inc. 2.343% 2050	430	411
Concho Resources Inc. 4.30% 2028	1,590	1,795
Concho Resources Inc. 2.40% 2031	2,496	2,448
Concho Resources Inc. 4.85% 2048	750	876
Enbridge Energy Partners, LP 7.375% 2045	869	1,309
Energy Transfer Operating, LP 2.90% 2025	1,501	1,544
Energy Transfer Operating, LP 5.00% 2050	9,024	8,655
Energy Transfer Partners, LP 4.20% 2027	373	390
Energy Transfer Partners, LP 6.125% 2045	125	127
Energy Transfer Partners, LP 5.30% 2047	515	496
Energy Transfer Partners, LP 6.00% 2048	2,673	2,743
Energy Transfer Partners, LP 6.25% 2049	955	1,001
Enterprise Products Operating LLC 2.80% 2030	848	907
Enterprise Products Operating LLC 3.20% 2052	3,162	3,010
EOG Resources, Inc. 4.375% 2030	1,541	1,846
Equinor ASA 3.70% 2050	202	236
Exxon Mobil Corp. 1.571% 2023	1,430	1,475
Exxon Mobil Corp. 2.019% 2024	1,450	1,530
Exxon Mobil Corp. 2.992% 2025	1,870	2,055
Exxon Mobil Corp. 2.44% 2029	173	187
Exxon Mobil Corp. 2.995% 2039	120	129
Exxon Mobil Corp. 4.327% 2050	130	167
Exxon Mobil Corp. 3.452% 2051	1,419	1,588
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,687
Kinder Morgan, Inc. 3.15% 2023	610	642
Kinder Morgan, Inc. 2.00% 2031	2,000	1,959
Kinder Morgan, Inc. 5.20% 2048	401	491
Kinder Morgan, Inc. 3.25% 2050	1,500	1,413
MPLX LP 3.50% 2022	650	681
MPLX LP 1.75% 2026	4,497	4,502
MPLX LP 4.80% 2029	690	799
MPLX LP 2.65% 2030	5,601	5,560
MPLX LP 5.50% 2049	3,525	4,168
ONEOK, Inc. 2.20% 2025	352	351
ONEOK, Inc. 5.85% 2026	5,015	5,786
ONEOK, Inc. 4.00% 2027	259	271
ONEOK, Inc. 4.55% 2028	85	90
ONEOK, Inc. 4.35% 2029	151	158
ONEOK, Inc. 3.10% 2030	2,779	2,657
ONEOK, Inc. 6.35% 2031	2,538	3,002
American Funds Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.95% 2047	$67	$65
ONEOK, Inc. 5.20% 2048	2,577	2,532
ONEOK, Inc. 4.45% 2049	403	363
ONEOK, Inc. 4.50% 2050	551	500
ONEOK, Inc. 7.15% 2051	1,095	1,322
Phillips 66 3.90% 2028	1,586	1,795
Plains All American Pipeline, LP 3.80% 2030	1,317	1,327
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	6,127	7,025
Shell International Finance BV, 2.375% 2025	1,250	1,344
Shell International Finance BV 3.875% 2028	1,440	1,698
Shell International Finance BV 2.375% 2029	700	746
Shell International Finance BV 3.125% 2049	480	504
Sunoco Logistics Operating Partners, LP 4.00% 2027	790	812
Sunoco Logistics Operating Partners, LP 5.40% 2047	451	442
Total Capital International 3.455% 2029	460	530
Total Capital International 3.127% 2050	1,740	1,827
Total SE 2.986% 2041	560	585
Total SE 3.386% 2060	240	261
TransCanada PipeLines Ltd. 4.10% 2030	6,582	7,647
TransCanada PipeLines Ltd. 5.10% 2049	750	998
Williams Companies, Inc. 3.50% 2030	6,266	6,897
Williams Partners LP 4.50% 2023	2,000	2,212
Williams Partners LP 3.90% 2025	165	182
Williams Partners LP 6.30% 2040	248	312
Williams Partners LP 5.10% 2045	165	193
		187,458
Health care 10.37%
Abbott Laboratories 3.40% 2023	1,556	1,705
Abbott Laboratories 3.75% 2026	1,241	1,453
AbbVie Inc. 2.30% 2021	80	81
AbbVie Inc. 3.45% 2022[2]	3,584	3,726
AbbVie Inc. 2.85% 2023	600	634
AbbVie Inc. 2.60% 2024[2]	331	355
AbbVie Inc. 3.80% 2025[2]	324	363
AbbVie Inc. 2.95% 2026[2]	628	691
AbbVie Inc. 3.20% 2029[2]	825	917
AbbVie Inc. 4.75% 2045[2]	350	432
AbbVie Inc. 4.875% 2048	900	1,160
AbbVie Inc. 4.25% 2049[2]	990	1,196
Amgen Inc. 3.15% 2040	278	295
Amgen Inc. 3.375% 2050	449	492
AstraZeneca PLC 2.375% 2022	1,000	1,035
AstraZeneca PLC 3.375% 2025	1,740	1,962
AstraZeneca PLC 0.70% 2026	12,905	12,807
AstraZeneca PLC 4.00% 2029	1,102	1,316
AstraZeneca PLC 1.375% 2030	2,000	1,963
Bayer US Finance II LLC 4.25% 2025[2]	450	517
Bayer US Finance II LLC 4.375% 2028[2]	1,800	2,111
Bayer US Finance II LLC 4.875% 2048[2]	800	991
Becton, Dickinson and Company 2.894% 2022	5,010	5,202
Becton, Dickinson and Company 3.363% 2024	1,150	1,252
Becton, Dickinson and Company 3.70% 2027	8,731	9,900
Becton, Dickinson and Company 2.823% 2030	1,260	1,369
American Funds Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.794% 2050	$425	$478
Boston Scientific Corp. 3.375% 2022	700	734
Boston Scientific Corp. 3.45% 2024	300	326
Boston Scientific Corp. 3.75% 2026	470	539
Boston Scientific Corp. 2.65% 2030	4,280	4,563
Boston Scientific Corp. 4.70% 2049	415	553
Bristol-Myers Squibb Co. 2.60% 2022	378	393
Bristol-Myers Squibb Co. 2.90% 2024	715	780
Bristol-Myers Squibb Co. 3.875% 2025	819	943
Bristol-Myers Squibb Co. 3.20% 2026	251	286
Bristol-Myers Squibb Co. 3.40% 2029	1,250	1,460
Centene Corp. 4.75% 2025	1,000	1,030
Centene Corp. 4.625% 2029	2,470	2,710
Centene Corp. 3.375% 2030	1,963	2,045
Cigna Corp. 3.75% 2023	266	290
Cigna Corp. 4.375% 2028	1,160	1,389
Cigna Corp. 4.90% 2048	810	1,072
CVS Health Corp. 3.35% 2021	181	184
CVS Health Corp. 4.10% 2025	481	549
CVS Health Corp. 4.30% 2028	772	909
CVS Health Corp. 1.75% 2030	2,500	2,472
CVS Health Corp. 5.05% 2048	68	88
Eli Lilly and Co. 2.35% 2022	2,000	2,073
Eli Lilly and Co. 2.75% 2025	438	482
GlaxoSmithKline PLC 2.875% 2022	1,514	1,579
GlaxoSmithKline PLC 3.375% 2023	475	513
GlaxoSmithKline PLC 3.00% 2024	1,115	1,212
GlaxoSmithKline PLC 3.625% 2025	1,419	1,617
GlaxoSmithKline PLC 3.875% 2028	211	251
GlaxoSmithKline PLC 3.375% 2029	300	347
HCA Inc. 4.125% 2029	1,000	1,152
Medtronic, Inc. 3.50% 2025	89	100
Merck & Co., Inc. 2.90% 2024	1,000	1,083
Novartis Capital Corp. 1.75% 2025	3,478	3,646
Novartis Capital Corp. 2.00% 2027	2,340	2,489
Novartis Capital Corp. 2.20% 2030	750	806
Partners HealthCare System, Inc 3.192% 2049	1,000	1,081
Pfizer Inc. 3.00% 2021	657	676
Pfizer Inc. 2.80% 2022	459	477
Pfizer Inc. 3.20% 2023	2,102	2,280
Pfizer Inc. 2.95% 2024	2,000	2,171
Pfizer Inc. 2.75% 2026	191	213
Pfizer Inc. 2.625% 2030	2,755	3,078
Regeneron Pharmaceuticals, Inc. 1.75% 2030	12,083	11,810
Regeneron Pharmaceuticals, Inc. 2.80% 2050	4,325	4,133
Shire PLC 2.40% 2021	226	231
Shire PLC 2.875% 2023	605	645
Shire PLC 3.20% 2026	3,629	4,067
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	9,795	10,957
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	1,645	2,038
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	7,869	8,002
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,445	1,500
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	4,496	4,586
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	1,082	1,122
American Funds Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$5,365	$5,184
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	567
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,416
Thermo Fisher Scientific Inc. 4.497% 2030	1,208	1,504
UnitedHealth Group Inc. 2.125% 2021	100	101
UnitedHealth Group Inc. 2.375% 2024	1,055	1,130
UnitedHealth Group Inc. 3.50% 2024	845	930
UnitedHealth Group Inc. 3.75% 2025	400	458
UnitedHealth Group Inc. 2.875% 2029	1,155	1,294
UnitedHealth Group Inc. 2.00% 2030	2,000	2,097
UnitedHealth Group Inc. 4.45% 2048	1,220	1,620
UnitedHealth Group Inc. 2.90% 2050	1,000	1,059
Upjohn Inc. 2.70% 2030[2]	6,011	6,281
Upjohn Inc. 3.85% 2040[2]	783	851
Upjohn Inc. 4.00% 2050[2]	5,772	6,307
Zimmer Holdings, Inc. 3.15% 2022	400	414
Zimmer Holdings, Inc. 3.70% 2023	925	992
		186,340
Information technology 8.43%
Adobe Inc 1.70% 2023	5,000	5,173
Adobe Inc. 1.90% 2025	327	347
Adobe Inc. 2.15% 2027	866	931
Adobe Inc. 2.30% 2030	5,899	6,380
Apple Inc. 0.75% 2023	4,775	4,834
Apple Inc. 1.80% 2024	2,000	2,104
Apple Inc. 0.55% 2025	6,740	6,762
Apple Inc. 1.125% 2025	4,385	4,503
Apple Inc. 1.25% 2030	6,770	6,776
Apple Inc. 2.40% 2050	2,800	2,785
Apple Inc. 2.65% 2050	1,757	1,812
Apple Inc. 2.55% 2060	250	245
Broadcom Inc. 4.70% 2025	500	572
Broadcom Inc. 4.75% 2029	5,130	6,005
Broadcom Inc. 4.15% 2030	2,000	2,254
Broadcom Inc. 5.00% 2030	6,190	7,368
Broadcom Ltd. 3.625% 2024	575	621
Broadcom Ltd. 3.875% 2027	2,105	2,335
Broadcom Ltd. 3.50% 2028	592	642
Fiserv, Inc. 2.75% 2024	2,375	2,548
Fiserv, Inc. 2.25% 2027	2,595	2,755
Fiserv, Inc. 3.50% 2029	5,515	6,284
Fiserv, Inc. 2.65% 2030	4,100	4,412
Fiserv, Inc. 4.40% 2049	1,850	2,340
Global Payments Inc. 2.90% 2030	4,561	4,924
International Business Machines Corp. 3.00% 2024	1,000	1,088
International Business Machines Corp. 1.70% 2027	2,000	2,074
International Business Machines Corp. 1.95% 2030	3,000	3,104
Intuit Inc. 0.65% 2023	960	968
Intuit Inc. 0.95% 2025	1,315	1,331
Intuit Inc. 1.35% 2027	1,665	1,704
Intuit Inc. 1.65% 2030	2,010	2,067
Microsoft Corp. 2.40% 2022	3,000	3,087
Microsoft Corp. 3.30% 2027	1,500	1,717
American Funds Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 1.90% 2021	$800	$813
Oracle Corp. 2.50% 2025	2,275	2,455
Oracle Corp. 3.60% 2050	4,820	5,399
PayPal Holdings, Inc. 2.40% 2024	850	908
PayPal Holdings, Inc. 2.65% 2026	554	608
PayPal Holdings, Inc. 2.85% 2029	2,848	3,158
PayPal Holdings, Inc. 2.30% 2030	2,316	2,467
PayPal Holdings, Inc. 3.25% 2050	1,223	1,388
ServiceNow, Inc. 1.40% 2030	12,565	12,363
Visa Inc. 2.15% 2022	1,250	1,297
Visa Inc. 0.75% 2027	8,070	8,027
Visa Inc. 1.10% 2031	7,200	7,025
Visa Inc. 2.00% 2050	3,000	2,806
		151,566
Communication services 7.91%
Alphabet Inc. 0.45% 2025	7,630	7,621
Alphabet Inc. 1.10% 2030	9,090	9,053
Alphabet Inc. 1.90% 2040	1,780	1,735
Alphabet Inc. 2.05% 2050	1,795	1,704
Alphabet Inc. 2.25% 2060	1,700	1,621
AT&T Inc. 2.30% 2027	2,825	3,000
AT&T Inc. 1.65% 2028	3,500	3,553
AT&T Inc. 2.75% 2031	5,453	5,788
AT&T Inc. 2.25% 2032	6,680	6,787
AT&T Inc. 3.50% 2041	900	956
AT&T Inc. 4.30% 2042	271	308
AT&T Inc. 4.35% 2045	2,592	2,957
AT&T Inc. 4.75% 2046	208	249
AT&T Inc. 3.30% 2052	3,340	3,323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,673
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,207
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	6,095	6,418
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	715
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	479
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	2,200	2,190
Comcast Corp. 3.10% 2025	2,100	2,330
Comcast Corp. 3.95% 2025	3,260	3,761
Comcast Corp. 4.15% 2028	1,000	1,212
Comcast Corp. 2.65% 2030	1,080	1,181
Comcast Corp. 1.50% 2031	4,300	4,276
Comcast Corp. 1.95% 2031	2,419	2,494
Comcast Corp. 3.75% 2040	67	79
Comcast Corp. 4.00% 2047	200	242
Comcast Corp. 4.00% 2048	290	350
Comcast Corp. 3.45% 2050	480	539
Comcast Corp. 2.80% 2051	3,200	3,234
Comcast Corp. 2.45% 2052	2,000	1,910
Deutsche Telekom AG 3.625% 2050[2]	1,068	1,187
Discovery Communications, Inc. 3.625% 2030	1,904	2,110
Discovery Communications, Inc. 4.65% 2050	1,110	1,272
Fox Corp. 3.50% 2030	4,234	4,772
Fox Corp. 5.576% 2049	177	243
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	2,035	2,068
American Funds Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 1.50% 2026[2]	$1,200	$1,220
T-Mobile US, Inc. 3.75% 2027[2]	1,200	1,358
T-Mobile US, Inc. 2.05% 2028[2]	950	974
T-Mobile US, Inc. 3.875% 2030[2]	8,011	9,166
T-Mobile US, Inc. 2.55% 2031[2]	8,295	8,684
T-Mobile US, Inc. 4.375% 2040[2]	400	481
T-Mobile US, Inc. 4.50% 2050[2]	4,860	5,949
Verizon Communications Inc. 3.00% 2027	1,975	2,208
Verizon Communications Inc. 4.329% 2028	4,984	6,042
Verizon Communications Inc. 3.875% 2029	225	267
Verizon Communications Inc. 4.016% 2029	1,004	1,207
Verizon Communications Inc. 3.15% 2030	3,695	4,183
Verizon Communications Inc. 4.272% 2036	559	684
Verizon Communications Inc. 5.25% 2037	75	102
Verizon Communications Inc. 3.85% 2042	206	246
Verizon Communications Inc. 4.125% 2046	292	360
Vodafone Group PLC 4.25% 2050	2,450	2,854
Walt Disney Company 2.65% 2031	890	965
Walt Disney Company 3.60% 2051	350	397
WPP Finance 2010 3.75% 2024	200	220
		142,164
Consumer discretionary 5.32%
Amazon.com, Inc. 3.80% 2024	700	794
Amazon.com, Inc. 1.20% 2027	1,250	1,276
Amazon.com, Inc. 1.50% 2030	5,600	5,726
Amazon.com, Inc. 2.50% 2050	1,920	1,939
Amazon.com, Inc. 2.70% 2060	1,745	1,788
American Honda Finance Corp. 0.875% 2023	7,000	7,067
American Honda Finance Corp. 1.20% 2025	4,582	4,643
Bayerische Motoren Werke AG 1.85% 2021[2]	100	101
Bayerische Motoren Werke AG 2.00% 2021[2]	400	403
Bayerische Motoren Werke AG 3.45% 2023[2]	472	505
Bayerische Motoren Werke AG 3.80% 2023[2]	136	147
Bayerische Motoren Werke AG 3.90% 2025[2]	81	91
General Motors Co. 5.40% 2023	737	818
General Motors Co. 6.125% 2025	823	967
General Motors Co. 6.60% 2036	45	54
General Motors Co. 6.75% 2046	305	370
General Motors Co. 5.95% 2049	380	447
General Motors Financial Co. 3.55% 2021	200	203
General Motors Financial Co. 3.55% 2022	870	905
General Motors Financial Co. 5.20% 2023	2,443	2,666
General Motors Financial Co. 3.50% 2024	1,690	1,789
General Motors Financial Co. 2.75% 2025	4,295	4,440
Home Depot, Inc. 3.90% 2028	125	150
Home Depot, Inc. 2.95% 2029	2,533	2,858
Home Depot, Inc. 4.50% 2048	85	114
Home Depot, Inc. 3.125% 2049	96	105
Home Depot, Inc. 3.35% 2050	1,570	1,793
Hyundai Capital America 3.25% 2022[2]	150	157
Lowe’s Companies, Inc. 3.65% 2029	1,843	2,134
Lowe’s Companies, Inc. 4.05% 2047	39	46
Lowe’s Companies, Inc. 4.55% 2049	895	1,137
American Funds Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Magna International Inc. 2.45% 2030	$1,100	$1,166
McDonald’s Corp. 2.125% 2030	404	421
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,283
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 0.418% 2020[3]	2,150	2,151
Toyota Motor Credit Corp. 2.15% 2022	625	647
Toyota Motor Credit Corp. 2.60% 2022	720	743
Toyota Motor Credit Corp. 0.50% 2023	29,100	29,150
Toyota Motor Credit Corp. 1.80% 2025	200	210
Toyota Motor Credit Corp. 1.15% 2027	6,500	6,515
Toyota Motor Credit Corp. 3.20% 2027	340	383
Toyota Motor Credit Corp. 3.05% 2028	384	433
Toyota Motor Credit Corp. 3.375% 2030	1,804	2,104
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	475	494
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	200	208
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,334	1,424
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,372	2,609
		95,574
Industrials 5.31%
3M Co. 2.25% 2023	1,400	1,466
3M Co. 3.25% 2024	90	98
Boeing Company 4.875% 2025	7,630	8,308
Boeing Company 3.10% 2026	622	627
Boeing Company 2.70% 2027	1,103	1,071
Boeing Company 5.04% 2027	2,126	2,343
Boeing Company 3.20% 2029	1,231	1,221
Boeing Company 2.95% 2030	65	63
Boeing Company 5.15% 2030	1,031	1,157
Boeing Company 3.60% 2034	430	419
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,063
Burlington Northern Santa Fe LLC 3.05% 2051	1,880	2,078
Canadian National Railway Co. 3.20% 2046	230	264
Carrier Global Corp. 2.242% 2025[2]	3,753	3,936
Carrier Global Corp. 2.493% 2027[2]	823	865
Carrier Global Corp. 2.722% 2030[2]	1,391	1,459
Carrier Global Corp. 3.377% 2040[2]	119	124
Carrier Global Corp. 3.577% 2050[2]	103	110
CSX Corp. 3.80% 2028	1,559	1,822
CSX Corp. 4.25% 2029	1,000	1,207
CSX Corp. 2.40% 2030	425	450
CSX Corp. 3.35% 2049	1,015	1,141
GE Capital Funding, LLC 3.45% 2025[2]	250	265
General Dynamics Corp. 3.50% 2025	1,000	1,126
General Dynamics Corp. 3.75% 2028	736	866
General Dynamics Corp. 4.25% 2050	535	697
General Electric Capital Corp. 3.373% 2025	2,025	2,149
General Electric Co. 3.45% 2027	1,525	1,620
General Electric Co. 3.625% 2030	725	748
General Electric Co. 4.25% 2040	575	582
General Electric Co. 4.125% 2042	8	8
General Electric Co. 4.35% 2050	975	992
Honeywell International Inc. 2.15% 2022	9,550	9,878
Honeywell International Inc. 2.30% 2024	3,525	3,770
Honeywell International Inc. 1.35% 2025	124	128
American Funds Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International Inc. 2.70% 2029	$1,522	$1,706
Honeywell International Inc. 1.95% 2030	2,750	2,906
Honeywell International Inc. 2.80% 2050	150	163
Lockheed Martin Corp. 1.85% 2030	325	337
Lockheed Martin Corp. 4.70% 2046	1,000	1,366
Norfolk Southern Corp. 3.00% 2022	1,071	1,108
Norfolk Southern Corp. 3.05% 2050	1,554	1,647
Northrop Grumman Corp. 2.55% 2022	3,560	3,725
Northrop Grumman Corp. 3.25% 2028	1,210	1,369
Northrop Grumman Corp. 5.15% 2040	730	990
Northrop Grumman Corp. 5.25% 2050	1,190	1,708
Otis Worldwide Corp. 2.056% 2025[2]	2,750	2,903
Otis Worldwide Corp. 2.293% 2027[2]	1,500	1,595
Otis Worldwide Corp. 2.565% 2030[2]	500	534
Otis Worldwide Corp. 3.362% 2050[2]	1,250	1,372
Raytheon Technologies Corp. 2.80% 2022[2]	390	403
Raytheon Technologies Corp. 2.25% 2030	250	264
Roper Technologies, Inc. 1.00% 2025	1,000	1,007
Roper Technologies, Inc. 1.40% 2027	1,000	1,016
Roper Technologies, Inc. 1.75% 2031	1,500	1,509
Siemens AG 2.70% 2022[2]	250	259
Siemens AG 2.90% 2022[2]	450	470
Siemens AG 2.35% 2026[2]	990	1,075
Union Pacific Corp. 3.15% 2024	750	813
Union Pacific Corp. 2.15% 2027	1,000	1,068
Union Pacific Corp. 3.95% 2028	332	395
Union Pacific Corp. 3.70% 2029	1,000	1,172
Union Pacific Corp. 2.40% 2030	470	509
Union Pacific Corp. 4.30% 2049	510	658
Union Pacific Corp. 3.25% 2050	1,851	2,036
Union Pacific Corp. 3.95% 2059	805	954
United Technologies Corp. 3.65% 2023	57	62
United Technologies Corp. 3.95% 2025	1,535	1,757
United Technologies Corp. 4.125% 2028	1,475	1,756
United Technologies Corp. 4.50% 2042	250	317
Westinghouse Air Brake Technologies Corp. 4.40% 2024	250	272
		95,322
Consumer staples 5.23%
Altria Group, Inc. 2.35% 2025	140	149
Altria Group, Inc. 4.40% 2026	187	217
Altria Group, Inc. 4.80% 2029	5,563	6,658
Altria Group, Inc. 3.40% 2030	984	1,086
Altria Group, Inc. 5.80% 2039	110	140
Altria Group, Inc. 5.375% 2044	314	389
Altria Group, Inc. 5.95% 2049	2,433	3,293
Altria Group, Inc. 4.45% 2050	102	117
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	4,195	5,175
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,138
Anheuser-Busch InBev NV 4.00% 2028	200	232
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,871
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,541
Anheuser-Busch InBev NV 4.90% 2031	250	319
Anheuser-Busch InBev NV 5.55% 2049	889	1,202
American Funds Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.50% 2050	$1,257	$1,527
British American Tobacco PLC 2.764% 2022	310	322
British American Tobacco PLC 2.789% 2024	900	958
British American Tobacco PLC 3.215% 2026	705	766
British American Tobacco PLC 3.557% 2027	5,048	5,521
British American Tobacco PLC 4.70% 2027	180	209
British American Tobacco PLC 4.906% 2030	4,186	4,985
British American Tobacco PLC 4.54% 2047	2,930	3,195
British American Tobacco PLC 4.758% 2049	1,041	1,165
Coca-Cola Co. 1.75% 2024	2,250	2,362
Conagra Brands, Inc. 4.30% 2024	2,900	3,246
Conagra Brands, Inc. 4.60% 2025	3,765	4,380
Conagra Brands, Inc. 5.30% 2038	31	40
Conagra Brands, Inc. 5.40% 2048	617	848
Constellation Brands, Inc. 2.65% 2022	600	626
Constellation Brands, Inc. 4.25% 2023	457	500
Constellation Brands, Inc. 3.60% 2028	200	225
Constellation Brands, Inc. 2.875% 2030	2,873	3,096
Constellation Brands, Inc. 4.10% 2048	200	231
Constellation Brands, Inc. 3.75% 2050	518	572
Costco Wholesale Corp. 2.30% 2022	150	155
Costco Wholesale Corp. 2.75% 2024	150	162
Costco Wholesale Corp. 1.60% 2030	2,000	2,051
Keurig Dr Pepper Inc. 3.551% 2021	625	640
Keurig Dr Pepper Inc. 4.057% 2023	1,950	2,132
Keurig Dr Pepper Inc. 4.417% 2025	455	530
Keurig Dr Pepper Inc. 4.597% 2028	591	715
Keurig Dr Pepper Inc. 3.20% 2030	1,090	1,225
Keurig Dr Pepper Inc. 5.085% 2048	704	965
Keurig Dr Pepper Inc. 3.80% 2050	2,619	3,035
Kimberly-Clark Corp. 3.10% 2030	528	603
Molson Coors Brewing Co. 4.20% 2046	1,050	1,084
Nestlé Holdings, Inc. 3.35% 2023[2]	2,200	2,394
PepsiCo, Inc. 3.625% 2050	1,130	1,372
Philip Morris International Inc. 2.875% 2024	972	1,050
Philip Morris International Inc. 1.50% 2025	228	236
Philip Morris International Inc. 3.375% 2029	1,395	1,590
Philip Morris International Inc. 2.10% 2030	2,186	2,268
Philip Morris International Inc. 4.125% 2043	512	606
Procter & Gamble Co. 2.80% 2027	83	93
Procter & Gamble Co. 3.00% 2030	152	176
Procter & Gamble Co. 3.60% 2050	922	1,163
Reynolds American Inc. 4.45% 2025	225	256
Reynolds American Inc. 5.85% 2045	225	279
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,024
Wal-Mart Stores, Inc. 2.35% 2022	200	209
Wal-Mart Stores, Inc. 3.40% 2023	535	580
Wal-Mart Stores, Inc. 2.85% 2024	3,102	3,374
Wal-Mart Stores, Inc. 3.05% 2026	350	395
Wal-Mart Stores, Inc. 3.70% 2028	350	415
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,101
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,700	2,706
		93,885
American Funds Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 2.19%	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 2029[2]	$518	$553
Air Products and Chemicals, Inc. 1.50% 2025	477	498
Air Products and Chemicals, Inc. 1.85% 2027	60	63
Air Products and Chemicals, Inc. 2.05% 2030	2,573	2,720
Air Products and Chemicals, Inc. 2.70% 2040	215	231
Air Products and Chemicals, Inc. 2.80% 2050	91	97
Anglo American Capital PLC 5.625% 2030[2]	1,510	1,881
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	390	414
Dow Chemical Co. 3.15% 2024	205	221
Dow Chemical Co. 4.55% 2025	200	232
Dow Chemical Co. 3.625% 2026	1,298	1,452
Dow Chemical Co. 4.80% 2028	500	607
Dow Chemical Co. 2.10% 2030	3,500	3,460
Dow Chemical Co. 4.625% 2044	600	693
Dow Chemical Co. 5.55% 2048	290	381
Dow Chemical Co. 4.80% 2049	690	827
Dow Chemical Co. 3.60% 2050	2,000	2,052
E.I. du Pont de Nemours and Co. 1.70% 2025	698	727
E.I. du Pont de Nemours and Co. 2.30% 2030	1,006	1,067
Ecolab Inc. 2.125% 2050	500	458
Glencore Funding LLC 4.125% 2024[2]	500	544
LYB International Finance BV 4.875% 2044	100	119
LYB International Finance III, LLC 4.20% 2049	249	275
LYB International Finance III, LLC 4.20% 2050	350	386
LyondellBasell Industries NV 6.00% 2021	200	210
Newcrest Finance Pty Ltd. 3.25% 2030[2]	1,492	1,650
Newcrest Finance Pty Ltd. 4.20% 2050[2]	572	678
Nutrien Ltd. 1.90% 2023	111	115
Nutrien Ltd. 4.20% 2029	250	298
Nutrien Ltd. 2.95% 2030	948	1,034
Nutrien Ltd. 5.00% 2049	450	587
Nutrien Ltd. 3.95% 2050	750	870
Praxair, Inc. 3.00% 2021	450	462
Praxair, Inc. 1.10% 2030	3,342	3,258
Praxair, Inc. 2.00% 2050	1,548	1,428
Sherwin-Williams Co. 2.75% 2022	22	23
Sherwin-Williams Co. 3.125% 2024	700	759
Sherwin-Williams Co. 3.45% 2027	150	170
Sherwin-Williams Co. 2.30% 2030	691	719
Sherwin-Williams Co. 3.80% 2049	300	346
Sherwin-Williams Co. 3.30% 2050	1,200	1,287
Teck Resources Ltd. 3.90% 2030[2]	689	707
Vale Overseas Ltd. 3.75% 2030	3,291	3,460
Westlake Chemical Corp. 5.00% 2046	130	149
Westlake Chemical Corp. 4.375% 2047	160	169
Yara International ASA 3.148% 2030[2]	951	1,023
		39,360
Real estate 1.55%
Alexandria Real Estate Equities, Inc. 3.80% 2026	105	120
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	40
Alexandria Real Estate Equities, Inc. 2.75% 2029	134	146
Alexandria Real Estate Equities, Inc. 3.375% 2031	40	45
Alexandria Real Estate Equities, Inc. 1.875% 2033	913	905
American Funds Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	$300	$315
American Campus Communities, Inc. 4.125% 2024	15	16
American Campus Communities, Inc. 3.30% 2026	1,686	1,807
American Campus Communities, Inc. 3.625% 2027	140	148
American Campus Communities, Inc. 2.85% 2030	86	86
American Campus Communities, Inc. 3.875% 2031	343	373
Equinix, Inc. 2.625% 2024	4,170	4,471
Equinix, Inc. 1.25% 2025	2,998	3,040
Equinix, Inc. 2.90% 2026	2,033	2,224
Equinix, Inc. 1.80% 2027	395	403
Equinix, Inc. 3.20% 2029	3,495	3,861
Equinix, Inc. 2.15% 2030	5,113	5,248
Equinix, Inc. 3.00% 2050	1,370	1,403
Essex Portfolio LP 3.625% 2022	200	211
Essex Portfolio LP 3.50% 2025	70	78
Essex Portfolio LP 3.375% 2026	200	224
Essex Portfolio LP 4.00% 2029	180	211
Gaming and Leisure Properties, Inc. 3.35% 2024	110	112
Gaming and Leisure Properties, Inc. 4.00% 2030	289	300
Scentre Group 2.375% 2021[2]	130	131
Scentre Group 3.50% 2025[2]	50	53
WEA Finance LLC 3.25% 2020[2]	90	90
Westfield Corp. Ltd. 3.15% 2022[2]	1,500	1,526
Westfield Corp. Ltd. 3.50% 2029[2]	312	313
		27,900
Total corporate bonds, notes & loans		1,517,130
U.S. Treasury bonds & notes 7.20% U.S. Treasury 7.20%
U.S. Treasury 1.625% 2021	695	709
U.S. Treasury 0.125% 2022	6,756	6,754
U.S. Treasury 1.50% 2024	74	78
U.S. Treasury 0.25% 2025	4,457	4,453
U.S. Treasury 0.375% 2027	8,610	8,615
U.S. Treasury 0.625% 2027[4]	3,933	3,976
U.S. Treasury 2.375% 2029	84	96
U.S. Treasury 0.625% 2030	26,229	26,022
U.S. Treasury 2.375% 2049[4]	19,034	23,158
U.S. Treasury 1.25% 2050	53,846	50,855
U.S. Treasury 1.375% 2050	4,875	4,756
Total U.S. Treasury bonds & notes		129,472
Asset-backed obligations 0.34%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	4,710	4,792
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	330	337
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,5]	1,001	992
		6,121
Municipals 0.16% California 0.10%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	982
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	765
		1,747
American Funds Corporate Bond Fund — Page 16 of 20

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.06%	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	$400	$465
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	120
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	551
		1,136
Total municipals		2,883
Total bonds, notes & other debt instruments (cost: $1,580,481,000)		1,655,606
Short-term securities 7.29% Money market investments 7.29%	Shares
Capital Group Central Cash Fund 0.14%[6,7]	1,309,037	130,917
Total short-term securities (cost: $130,917,000)		130,917
Total investment securities 99.41% (cost: $1,711,398,000)		1,786,523
Other assets less liabilities 0.59%		10,635
Net assets 100.00%		$1,797,158
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 8/31/2020[9] (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	120	January 2021	$24,000	$26,513	$10
5 Year U.S. Treasury Note Futures	Long	227	January 2021	22,700	28,609	36
10 Year U.S. Treasury Note Futures	Long	43	December 2020	4,300	5,988	7
10 Year Ultra U.S. Treasury Note Futures	Short	1,799	December 2020	(179,900)	(286,828)	324
20 Year U.S. Treasury Bond Futures	Long	1,226	December 2020	122,600	215,431	(672)
30 Year Ultra U.S. Treasury Bond Futures	Short	46	December 2020	(4,600)	(10,162)	(17)
						$(312)
Investments in affiliates7

	Value of affiliates at 6/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Short-term securities 7.29%
Money market investments 7.29%
Capital Group Central Cash Fund 0.14%[6]	$92,162	$420,034	$381,279	$(5)	$5	$130,917	$53
American Funds Corporate Bond Fund — Page 17 of 20

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,183,000, which represented 10.30% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,683,000, which represented .15% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $162,700,000.
American Funds Corporate Bond Fund — Page 18 of 20

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,517,130	$—	$1,517,130
U.S. Treasury bonds & notes	—	129,472	—	129,472
Asset-backed obligations	—	6,121	—	6,121
Municipals	—	2,883	—	2,883
Short-term securities	130,917	—	—	130,917
Total	$130,917	$1,655,606	$—	$1,786,523
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$377	$—	$—	$377
Liabilities:
Unrealized depreciation on futures contracts	(689)	—	—	(689)
Total	$(312)	$—	$—	$(312)
*	Futures contracts are not included in the investment portfolio.

American Funds Corporate Bond Fund — Page 19 of 20

unaudited
Key to abbreviations and symbol
Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-032-1020O-S78164	American Funds Corporate Bond Fund — Page 20 of 20